Taxation - Schedule of Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group
Current year tax (credit)	$ (4,883)	$ 449
Adjustments due to prior periods
Total tax (credit) for the period	(4,883)	449
The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:
Loss before taxation	(16,746)	(17,242)	(15,397)
Loss charged at standard rate of corporation tax 25% 2024, 23.52% 2023, 19% 2022	(4,187)	(4,055)	(2,926)
Movement in unrecognized deferred tax	2,942	3,194	2,319
Expenses not deductible for taxation	3,142	3,961	1,036
Adjustments due to prior periods		449
Research and development claim	(4,883)
Income not taxable for tax purposes	(1,894)	(3,113)	(495)
Fixed asset differences			(1)
Current Tax - Other		13
Foreign Tax - Other	(3)
Adjustments to brought forward values			67
Income tax expense (benefit)	$ (4,883)	$ 449